Shareholder Report, Holdings (Details)	Aug. 31, 2024
ATAC Credit Rotation ETF | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
ATAC Credit Rotation ETF | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
ATAC Credit Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
ATAC Credit Rotation ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ATAC US Rotation ETF | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
ATAC US Rotation ETF | PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
ATAC US Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ATAC US Rotation ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%